================================================================================


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-Q


                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act file number 811-05531




                       MassMutual Participation Investors
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               1500 Main Street, Suite 600, Springfield, MA 01115
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               (Address of principal executive offices) (Zip code)



                 Stephen L. Kuhn, Vice President and Secretary,
               1500 Main Street, Suite 2800, Springfield, MA 01115
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                     (Name and address of agent for service)



        Registrant's telephone number, including area code: 413-226-1000


                               ___________________


                         Date of fiscal year end: 12/31

                               ___________________


                       Date of reporting period: 09/30/04

                               ___________________



================================================================================

ITEM 1.  SCHEDULE OF INVESTMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS          MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2004
(Unaudited)

                                                                 Shares, Units,
                                                                    Warrants,
                                                                  Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES - 90.44% (A)                    Principal Amount      Date             Cost          Fair Value
                                                                ----------------   -----------     ------------     ------------
PRIVATE PLACEMENT INVESTMENTS - 80.40%

A T I ACQUISITION COMPANY
A for-profit post-secondary school serving students
in Texas, Florida and Arizona.
  12% Senior Subordinated Note due 2012                          $  1,125,000         04/08/04     $  1,125,000     $  1,119,900
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                             1,230 shs.         04/08/04             --                 12
                                                                                                   ------------     ------------
                                                                                                      1,125,000        1,119,912
                                                                                                   ------------     ------------
A W C HOLDING COMPANY
A manufacturer and distributor of aluminum and
vinyl windows and doors in the Southwest and
Southeast regions of the U.S.
  12% Senior Subordinated Note due 2012                          $  1,125,000         05/18/04        1,015,269        1,015,754
  Limited Partnership Interest (B)                                   132 uts.         05/18/04          112,500          101,252
                                                                                                   ------------     ------------
                                                                                                      1,127,769        1,117,006
                                                                                                   ------------     ------------
ADORN, INC.
A manufacturer of wall panels, cabinets, moldings
and countertops for houses and recreational vehicles.
  12.5% Subordinated Note due 2010                               $  1,125,000         02/29/00        1,018,723        1,109,607
  Warrant, exercisable until 2010, to purchase
    common stock at $.02 per share (B)                               192 shs.         02/29/00          162,931           72,757
                                                                                                   ------------     ------------
                                                                                                      1,181,654        1,182,364
                                                                                                   ------------     ------------
AMERICA'S BODY COMPANY, INC./LCP HOLDING CO.
A designer and manufacturer of commercial work vehicles.
  12% Preferred Stock Series C (B)                                   197 shs.         12/16/03          875,000        1,312,500
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                40 shs.                *          256,667             --
                                                                                                   ------------     ------------
                                                                                                      1,131,667        1,312,500
                                                                                                   ------------     ------------
AMERICAN HOSPICE MANAGEMENT HOLDING LLC
A for-profit hospice care provider in the United States.
  12% Senior Subordinated Note due 2010                          $  1,125,000         01/22/04        1,005,411        1,170,000
  Preferred Class A Unit (B)                                       1,337 uts.         01/22/04          127,477          114,749
  Common Class B Unit (B)                                          1,610 uts.         01/22/04             --                 16
                                                                                                   ------------     ------------
                                                                                                      1,132,888        1,284,765
                                                                                                   ------------     ------------
BEACON MEDICAL PRODUCTS, INC.
A designer, manufacturer and marketer of medical air
and gas distribution systems.
  Senior Secured Floating Rate Revolving Credit
    Facility due 2007                                            $     65,896         04/09/02           65,896           65,535
  Senior Secured Tranche A Floating Rate Note due 2008           $    514,244         04/09/02          514,244          509,015
  12% Senior Secured Note due 2010                               $    412,112         04/09/02          353,129          431,261
  Limited Partnership Interest of Riverside Capital
    Appreciation Fund IV, L.P. (B)                                 0.64% int.         04/09/02           87,045           78,341
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                               794 shs.         04/09/02           72,856           44,674
                                                                                                   ------------     ------------
                                                                                                      1,093,170        1,128,826
                                                                                                   ------------     ------------

*11/02/98 and 12/24/03.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2004
(Unaudited)

                                                                 Shares, Units,
                                                                    Warrants,
                                                                  Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                 Principal Amount      Date             Cost          Fair Value
                                                                ----------------   -----------     ------------     ------------
BETA BRANDS LTD
A manufacturer of hard candy and chocolate-coated
products sold primarily to the Canadian market.
  5% Promissory Note due 2009 (B)                                $     96,698         03/31/04     $     96,698     $       --
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                             2,421 shs.         03/31/04                1             --
                                                                                                   ------------     ------------
                                                                                                         96,699             --
                                                                                                   ------------     ------------
BETTER MINERALS & AGGREGATES
A producer of high grade industrial and specialty
silica sands.
  14% Redeemable Preferred Stock (B)                                 499 shs.         09/30/99          272,912           54,525
  Convertible Preferred Stock Series A and B, convertible
    into common stock at $9.26 per share (B)                      62,997 shs.         12/19/96          583,300             --
  Common Stock (B)                                                10,013 shs.         09/30/99          399,505             --
  Warrants, exercisable until 2005 and 2010, to
    purchase common stock at $.01 per share (B)                    5,700 shs.                *           64,247             --
                                                                                                   ------------     ------------
                                                                                                      1,319,964           54,525
                                                                                                   ------------     ------------
C & M CONVEYOR, INC.
A manufacturer and supplier of material handling systems
to the corrugated sheet and container industry.
  9.5% Senior Secured Term Note due 2007                         $    569,277         09/13/02          569,277          574,436
  11% Senior Subordinated Note due 2010                          $    478,916         09/13/02          453,634          488,109
  Common Stock (B)                                               180,723 shs.         09/13/02          180,723          144,578
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                            78,386 shs.         09/13/02           34,428              784
                                                                                                   ------------     ------------
                                                                                                      1,238,062        1,207,907
                                                                                                   ------------     ------------
CAINS FOODS, L.P.
A producer of mayonnaise and sauce products for both the
retail and food service markets.
  Limited Partnership Interest (B)                                    58 uts.         09/29/95           79,184           97,201
                                                                                                   ------------     ------------
CAPESUCCESS LLC
A provider of diversified staffing services.
  Preferred Membership Interests (B)                                 806 uts.         04/29/00            3,598              180
  Common Membership Interests (B)                                 10,421 uts.         04/29/00           46,706            2,332
                                                                                                   ------------     ------------
                                                                                                         50,304            2,512
                                                                                                   ------------     ------------
CAPITAL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging
pharmaceuticals products.
  Common Stock (B)                                                    55 shs.               **              252              252
                                                                                                   ------------     ------------
CHEMED CORPORATION
An operator in the residential and commercial
repair-and-maintenance service industry through two
wholly owned subsidiaries Roto-Rooter and Service America.
  Common Stock (B)                                                10,500 shs.         02/24/04          525,000          585,270
                                                                                                   ------------     ------------

 *12/19/96 and 09/30/99.
**12/30/97 and 05/29/99.
--------------------------------------------------------------------------------
8

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2004
(Unaudited)

                                                                 Shares, Units,
                                                                    Warrants,
                                                                  Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                 Principal Amount      Date             Cost          Fair Value
                                                                ----------------   -----------     ------------     ------------
COEUR, INC.
A producer of proprietary, disposable power injection syringes.
  8.75% Senior Secured Term Note due 2010                        $    326,087         04/30/03     $    326,087     $    333,934
  11.5% Senior Subordinated Note due 2011                        $    242,754         04/30/03          222,008          248,845
  Common Stock (B)                                                72,463 shs.         04/30/03           72,463           65,217
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                            50,099 shs.         04/30/03           23,317              501
                                                                                                   ------------     ------------
                                                                                                        643,875          648,497
                                                                                                   ------------     ------------
COINING CORPORATION OF AMERICA LLC
A manufacturer of close tolerance parts and metal stampings.
  Senior Secured Floating Rate Revolving Credit
    Facility due 2006                                            $     61,728         01/07/02           61,728           59,142
  Senior Secured Floating Rate Tranche A Note due 2007           $    583,333         06/26/01          583,333          534,637
  13% Senior Secured Tranche B Note due 2006                     $    370,370         06/26/01          370,370          364,777
  Limited Partnership Interest (B)                                 3.65% int.         06/26/01          185,185          148,148
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                            61,163 shs.         06/26/01           45,370              612
                                                                                                   ------------     ------------
                                                                                                      1,245,986        1,107,316
                                                                                                   ------------     ------------
COLIBRI HOLDINGS CORPORATION
A manufacturer and distributor of wild bird feeders
and accessories.
  12.5% Senior Subordinated Note due 2008                        $    843,750         09/22/00          752,167          800,493
  28% Preferred Stock (B)                                             38 shs.         11/02/01           37,500           37,216
  20% Preferred Stock (B)                                             35 shs.         03/09/04           35,156           33,920
  Common Stock (B)                                                   756 shs.         09/22/00          281,250          140,625
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                               446 shs.         09/22/00          140,625                4
                                                                                                   ------------     ------------
                                                                                                      1,246,698        1,012,258
                                                                                                   ------------     ------------
CORVEST GROUP, INC.
A manufacturer and distributor of promotional products.
  12% Senior Subordinated Note due 2007 (B)                      $  2,045,455                *        1,979,505        1,840,910
  Common Stock (B)                                                    30 shs.                *           51,136           12,784
  Limited Partnership Interest (B)                                10.23% int.                *          150,810           37,955
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                               171 shs.                *          157,343           73,721
                                                                                                   ------------     ------------
                                                                                                      2,338,794        1,965,370
                                                                                                   ------------     ------------
DELSTAR HOLDING CORPORATION
A manufacturer of plastic netting for a wide variety of industries.
  Convertible Preferred Stock, convertible into common
    stock at $12.16 per share (B)                                  1,758 shs.         10/05/01          213,691          197,751
  Preferred Stock (B)                                                206 shs.         09/16/04           24,414           23,193
                                                                                                   ------------     ------------
                                                                                                        238,105          220,944
                                                                                                   ------------     ------------

*03/05/99 and 03/24/99.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2004
(Unaudited)

                                                                 Shares, Units,
                                                                    Warrants,
                                                                  Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                 Principal Amount      Date             Cost          Fair Value
                                                                ----------------   -----------     ------------     ------------
DEXTER MAGNETICS TECHNOLOGIES, INC.
A designer, fabricator, assembler and distributor of industrial magnets and subassemblies in North America and Europe.
  12% Senior Subordinated Note due 2006                          $    244,565         07/19/01     $    224,053     $    244,890
  Common Stock (B)                                                   310 shs.         07/19/01          309,746          278,802
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                               157 shs.         07/19/01          132,677                2
                                                                                                   ------------     ------------
                                                                                                        666,476          523,694
                                                                                                   ------------     ------------
DIRECTED ELECTRONICS, INC.
A designer and distributor of brand name automotive
security systems, audio products and installation accessories.
  Class B Common Stock (B)                                        19,394 shs.         12/22/99             --            296,723
  Limited Partnership Interest (B)                                 4.61% int.         12/22/99                1          444,616
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                            25,713 shs.         12/22/99             --            393,407
                                                                                                   ------------     ------------
                                                                                                              1        1,134,746
                                                                                                   ------------     ------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment maintenance
services and temporary production labor to industrial customers.
  Membership Interests of MM/Lincap
    Diversco Investments Ltd. LLC (B)                             13.57% int.         08/27/98          366,495             --
  Preferred Stock (B)                                              1,639 shs.         12/14/01        1,392,067          696,032
  Warrants, exercisable until 2011, to purchase
    common stock of DHI Holdings, Inc. at $.01 per share (B)       6,676 shs.                *          201,655             --
                                                                                                   ------------     ------------
                                                                                                      1,960,217          696,032
                                                                                                   ------------     ------------
DWYER GROUP, INC.
A franchiser of a variety of home repair services.
  14% Senior Subordinated Note due 2011                          $    984,375         10/30/03          891,656          962,858
  Common Stock (B)                                                 3,656 shs.               **          365,600          329,040
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                             1,077 shs.         10/30/03           98,719               11
                                                                                                   ------------     ------------
                                                                                                      1,355,975        1,291,909
                                                                                                   ------------     ------------
E X C ACQUISITION CORPORATION
A manufacturer of pre-filled syringes and pump systems
used for intravenous drug delivery
  15% Senior Subordinated Note due 2012                          $  1,125,000         06/28/04        1,084,806        1,139,006
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                11 shs.         06/28/04           40,875             --
                                                                                                   ------------     ------------
                                                                                                      1,125,681        1,139,006
                                                                                                   ------------     ------------

 *10/24/96 and 08/28/98.
**10/30/03 and 01/02/04.
--------------------------------------------------------------------------------
10

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2004
(Unaudited)

                                                                 Shares, Units,
                                                                    Warrants,
                                                                  Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                 Principal Amount      Date             Cost          Fair Value
                                                                ----------------   -----------     ------------     ------------
EAGLE PACK PET FOODS, INC.
A manufacturer of premium pet food sold through
independent pet stores.
  14% Senior Subordinated Note due 2011                          $    562,500         09/24/04     $    541,612     $    560,782
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                             2,163 shs.         09/24/04           20,893               22
                                                                                                   ------------     ------------
                                                                                                        562,505          560,804
                                                                                                   ------------     ------------
EAGLE WINDOW & DOOR HOLDING CO.
A manufacturer of wood and aluminum-clad wood
windows and doors.
  12% Senior Subordinated Note due 2010                          $  1,000,000         05/06/02          878,388        1,030,000
  Common Stock (B)                                                   125 shs.         05/06/02          125,000          222,738
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                               232 shs.         05/06/02          150,000          413,292
                                                                                                   ------------     ------------
                                                                                                      1,153,388        1,666,030
                                                                                                   ------------     ------------
EAST RIVER VENTURES I, L.P.
An acquirer of controlling or substantial interests
in other entities.
  Limited Partnership Interest (B)                                 0.04% int.         01/01/01            7,238            6,821
                                                                                                   ------------     ------------
ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural
medicines and nutritional supplements.
  13% Senior Subordinated Note due 2005 (B)                      $    843,750         09/17/02          714,590          506,250
  Limited Partnership Interest (B)                                 0.70% int.         03/30/00          281,250            2,813
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                               253 shs.         03/30/00          135,000                3
                                                                                                   ------------     ------------
                                                                                                      1,130,840          509,066
                                                                                                   ------------     ------------
EURO-PRO CORPORATION
A designer, marketer and distributor of floor care, steam
cleaning and small kitchen products and appliances.
  13.25% Senior Subordinated Note due 2011                       $  1,125,000         09/09/03        1,107,573        1,135,418
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                            23,229 shs.         09/09/03           18,869              232
                                                                                                   ------------     ------------
                                                                                                      1,126,442        1,135,650
                                                                                                   ------------     ------------
EVANS CONSOLES, INC.
A designer and manufacturer of consoles
and control center systems.
  10% Senior Secured Note due 2006                               $    301,500         05/06/04          301,500          301,500
  Limited Partnership Interest of CM
    Equity Partners (B)                                            1.21% int.         02/11/98           63,627             --
  Common Stock (B)                                                45,000 shs.         05/06/04                6             --
                                                                                                   ------------     ------------
                                                                                                        365,133          301,500
                                                                                                   ------------     ------------
EXAMINATION MANAGEMENT SERVICES, INC.
A national full-service evidence provider to the insurance
industry and a provider of occupational health testing.
  12% Senior Subordinated Note due 2007 (B)                      $  1,116,867         03/16/99        1,070,152             --
  Limited Partnership Interest (B)                                 6.96% int.         03/02/99        1,133,133             --
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                            40,888 shs.         03/16/99           93,072             --
                                                                                                   ------------     ------------
                                                                                                      2,296,357             --
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2004
(Unaudited)

                                                                 Shares, Units,
                                                                    Warrants,
                                                                  Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                 Principal Amount      Date             Cost          Fair Value
                                                                ----------------   -----------     ------------     ------------
G C-SUN HOLDINGS, L.P.
A value-added national distributor of maintenance, repair
and operating supplies such as fasteners, electrical
components and tools.
  12% Senior Subordinated Note due 2008 (B)                      $    920,000         03/02/00     $    774,285     $    690,000
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                               469 shs.         03/02/00          185,220             --
                                                                                                   ------------     ------------
                                                                                                        959,505          690,000
                                                                                                   ------------     ------------
HAMILTON FUNERAL SERVICES CENTERS, INC.
A privately held owner and operator of funeral
homes in the United States.
  16.5% Senior Subordinated Note due 2007 (B)                    $  2,208,026                *        2,147,182          220,803
  Warrant, exercisable until 2007, to purchase
    common stock at $1 per share (B)                             196,421 shs.                *           28,131             --
                                                                                                   ------------     ------------
                                                                                                      2,175,313          220,803
                                                                                                   ------------     ------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests
in manufacturing and marketing entities.
  Series A Preferred Units (B)                                     0.30% int.          7/21/94           96,320              681
                                                                                                   ------------     ------------
HOME DeCOR HOLDING COMPANY
A designer, manufacturer and marketer of framed art
and wall decor products.
  12.5% Senior Subordinated Note due 2012                        $  1,081,731               **          977,176        1,098,249
  Common Stock (B)                                                    33 shs.               **           33,216           29,898
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                               106 shs.               **          105,618                1
                                                                                                   ------------     ------------
                                                                                                      1,116,010        1,128,148
                                                                                                   ------------     ------------
HUSSEY SEATING CORPORATION
A manufacturer of spectator seating products.
  Senior Secured Floating Rate Revolving Note due 2006           $    917,020         06/12/96          917,020          917,020
  Senior Secured Floating Rate Note due 2006                     $    216,563              ***          216,563          216,563
  12% Senior Subordinated Note due 2006                          $    675,000         03/31/03          675,000          672,539
  Common Stock (B)                                                 2,860 shs.         03/12/04          112,500          126,489
                                                                                                   ------------     ------------
                                                                                                      1,921,083        1,932,611
                                                                                                   ------------     ------------
INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network
systems for the industrial and office environments.
  16.5% Senior Secured Note due 2006                             $    914,072         03/01/04          913,283          875,414
  Common Stock (B)                                                   130 shs.         06/01/00          149,500           74,750
                                                                                                   ------------     ------------
                                                                                                      1,062,783          950,164
                                                                                                   ------------     ------------

  *01/25/99 and 07/16/99.
 **06/30/04 and 08/19/04.
***06/12/96 and 08/03/01.
--------------------------------------------------------------------------------
12

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2004
(Unaudited)

                                                                 Shares, Units,
                                                                    Warrants,
                                                                  Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                 Principal Amount      Date             Cost          Fair Value
                                                                ----------------   -----------     ------------     ------------
JASON, INC.
A diversified manufacturing company serving various
industrial markets.
  13% Senior Subordinated Note due 2008                          $    510,187         08/04/00     $    470,562     $    457,500
  14% Cumulative Redeemable Preferred Stock Series A (B)             153 shs.         08/04/00          153,119          140,490
  Limited Partnership Interest of
    Saw Mill Capital Fund II, L.P. (B)                             1.30% int.         08/03/00          469,275          234,663
  Warrants, exercisable until 2008 and 2009, to purchase
    common stock at $.01 per share (B)                            26,931 shs.         08/04/00           61,101              269
                                                                                                   ------------     ------------
                                                                                                      1,154,057          832,922
                                                                                                   ------------     ------------
KEEPSAKE QUILTING, INC.
A seller of quilting fabrics, books, patterns, kits and
notions to consumers.
  Senior Secured Floating Rate Revolving Note due 2005           $     73,386         06/16/00           73,386           73,267
  Senior Secured Floating Rate Tranche A Note due 2007           $    416,725         06/16/00          416,725          412,972
  12% Senior Secured Tranche B Note due 2008                     $    314,509         06/16/00          298,963          323,944
  Limited Partnership Interest of
    Riverside XVI Holding Company, L.P. (B)                        3.02% int.         06/12/00          190,563          171,504
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                               633 shs.         06/12/00           26,209           18,179
                                                                                                   ------------     ------------
                                                                                                      1,005,846          999,866
                                                                                                   ------------     ------------
KELE AND ASSOCIATES, INC.
A distributor of building automation control products.
  12% Senior Subordinated Note due 2012                          $    969,643         02/27/04          880,118          966,709
  Preferred Stock Class A (B)                                         12 shs.         02/27/04          237,794          255,994
  Common Stock (B)                                                     6 shs.         02/27/04            6,814            6,133
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                 6 shs.         02/27/04            4,124             --
                                                                                                   ------------     ------------
                                                                                                      1,128,850        1,228,836
                                                                                                   ------------     ------------
KENAN-ADVANTAGE TRANSPORT COMPANY
A transporter of light petroleum, petrochemicals, lubricants and residual fuels.
  12.5% Senior Subordinated Note due 2009                        $    962,170         04/30/01          962,170          981,413
  Preferred Stock (B)                                                163 shs.         04/30/01          163,000          326,000
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                               142 shs.         04/30/01                7                1
                                                                                                   ------------     ------------
                                                                                                      1,125,177        1,307,414
                                                                                                   ------------     ------------
LANCASTER LABORATORIES, INC.
A laboratory testing operation in the United States.
  Common Stock (B)                                               455,739 shs.         09/25/00          312,254          434,778
                                                                                                   ------------     ------------
LIH INVESTORS, L.P.
A manufacturer and marketer of a broad line of external
accessories for new and used sport utility vehicles, trucks
and vans.
  12.5% Senior Subordinated Note due 2008                        $  2,036,000                *        1,833,709        2,048,548
  Common Stock (B)                                                 3,057 shs.                *          213,998          181,892
  Warrant, exercisable until 2006, to purchase
     common stock at $.11 per share (B)                            8,245 shs.                *          318,838          490,578
                                                                                                   ------------     ------------
                                                                                                      2,366,545        2,721,018
                                                                                                   ------------     ------------

 *12/23/98 and 01/28/99.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2004
(Unaudited)

                                                                 Shares, Units,
                                                                    Warrants,
                                                                  Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                 Principal Amount      Date             Cost          Fair Value
                                                                ----------------   -----------     ------------     ------------
MAVERICK ACQUISITION COMPANY
A manufacturer of capsules that cover the cork and neck
of wine bottles.
  Senior Secured Floating Rate Revolving Note due 2009           $      7,712         09/03/04     $      7,712     $      7,635
  Senior Secured Floating Rate Tranche A Note due 2010           $    447,762         09/03/04          447,762          442,533
  12% Senior Secured Tranche B Note due 2011                     $    179,104         09/03/04          156,670          182,561
  Limited Partnership Interest (B)                                33,582 uts.         09/03/04           33,582           30,224
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                               243 shs.         09/03/04           22,556                2
                                                                                                   ------------     ------------
                                                                                                        668,282          662,955
                                                                                                   ------------     ------------
MAXON CORPORATION
A manufacturer of industrial combustion equipment
and related shut-off valves and control valves.
  12% Senior Subordinated Note due 2012                          $    549,837         09/30/04          497,895          543,514
  8.75% Senior Subordinated Note due 2012                        $    732,065         09/30/04          732,065          731,260
  Common Stock (B)                                               218,099 shs.         09/30/04          218,099          196,289
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                            87,755 shs.         09/30/04           51,941              878
                                                                                                   ------------     ------------
                                                                                                      1,500,000        1,471,941
                                                                                                   ------------     ------------
MEDASSIST, INC.
A provider of patient eligibility and accounts receivable
management services to hospitals and physician practices.
  12% Senior Subordinated Note due 2011                          $  1,125,000         05/01/03        1,105,982        1,158,750
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                            44,054 shs.         05/01/03           21,534           28,151
                                                                                                   ------------     ------------
                                                                                                      1,127,516        1,186,901
                                                                                                   ------------     ------------
MOSS, INC.
A manufacturer and distributor of large display and
exhibit structures.
  Senior Secured Floating Rate Tranche A Note due 2007           $    544,015         09/21/00          544,015          544,015
  12% Senior Secured Tranche B Note due 2008                     $    192,200         09/21/00          180,530          192,200
  Limited Partnership Interest of
    Riverside Capital Appreciation Fund I, L.P. (B)                4.27% int.                *          178,069          133,546
  Warrant, exercisable until 2008, to purchase
    common stock at $100 per share (B)                               264 shs.         09/21/00           23,064                3
                                                                                                   ------------     ------------
                                                                                                        925,678          869,764
                                                                                                   ------------     ------------
MUSTANG VENTURES COMPANY
A natural gas gathering and processing operation
located in Oklahoma and Texas.
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                             8,752 shs.         12/11/02          261,264          496,624
                                                                                                   ------------     ------------
NEFF MOTIVATION, INC.
A manufacturer and distributor of customized
awards and sportswear to schools.
  12.5% Senior Subordinated Note due 2011                        $    562,500         01/31/03          477,604          581,655
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                               112 shs.         01/31/03           95,625           46,025
                                                                                                   ------------     ------------
                                                                                                        573,229          627,680
                                                                                                   ------------     ------------

*09/20/00 and 05/23/02.
--------------------------------------------------------------------------------
14

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2004
(Unaudited)

                                                                 Shares, Units,
                                                                    Warrants,
                                                                  Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                 Principal Amount      Date             Cost          Fair Value
                                                                ----------------   -----------     ------------     ------------
NONNI'S FOOD COMPANY
A producer and distributor of premium biscotti and
bagel chips in North America.
  12.25% Senior Subordinated Note due 2012                       $    986,538         03/29/04     $    982,661     $  1,018,873
  10% Preferred Stock (B)                                            135 shs.         03/29/04          135,044          137,740
  Common Stock (B)                                                 3,418 shs.         03/29/04            3,418            3,076
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                             4,565 shs.         03/29/04            3,877               46
                                                                                                   ------------     ------------
                                                                                                      1,125,000        1,159,735
                                                                                                   ------------     ------------
NPC, INC.
A manufacturer of flexible connectors and equipment used
in the installation of sewers and storm drain pipelines.
  Senior Secured Floating Rate Revolving Note due 2006           $    236,675         06/25/99          236,675          232,116
  Senior Secured Floating Rate Note due 2006                     $  1,156,780         06/25/99        1,156,760        1,133,561
  12% Senior Secured Tranche B Note due 2007                     $    559,322         06/25/99          520,134          559,322
  Limited Partnership Interest of Riverside XIII
    Holding Company L.P. (B)                                       1.93% int.         06/11/99          169,648          126,536
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                               115 shs.         06/25/99           81,356                1
                                                                                                   ------------     ------------
                                                                                                      2,164,573        2,051,536
                                                                                                   ------------     ------------
NYLONCRAFT, INC.
A supplier of engineered plastic components for the
automotive industry.
  9% Senior Secured Note due 2009                                $    464,286         01/28/02          464,286          504,758
  11.5% Senior Subordinated Note due 2012                        $    857,143         01/28/02          780,181          933,736
  Common Stock (B)                                               178,571 shs.         01/28/02          178,571          186,428
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                           138,928 shs.         01/28/02           92,597          143,790
                                                                                                   ------------     ------------
                                                                                                      1,515,635        1,768,712
                                                                                                   ------------     ------------
OLYMPIC SALES, INC.
A boat retailer in Washington state, Oregon and California
and British Columbia.
  12% Senior Subordinated Note due 2006                          $  1,387,000         08/07/98        1,338,198        1,248,781
  12% Senior Subordinated Note due 2008                          $    244,154         02/09/00          228,251          205,796
  Limited Partnership Interest of Riverside VIII, VIII-A and
    VIII-B Holding Company, L.P. (B)                             795,964 shs.                *          808,274          415,321
  Warrants, exercisable until 2007 and 2008, to purchase
    common stock at $.01 per share (B)                            15,166 shs.               **          206,041              152
                                                                                                   ------------     ------------
                                                                                                      2,580,764        1,870,050
                                                                                                   ------------     ------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the
nutritional, pharmaceutical, personal care and food
packaging markets.
  12% Senior Subordinated Note due 2008                          $  1,125,000         12/19/00        1,031,513        1,147,500
  Membership Interests of MM/Lincap
    PPI Investments, Inc., LLC (B)                                 1.28% int.         12/21/00          140,625          140,625
                                                                                                   ------------     ------------
                                                                                                      1,172,138        1,288,125
                                                                                                   ------------     ------------

 *08/07/98, 02/23/99, 12/22/99 and 02/25/03.
**08/07/98 and 02/29/00.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2004
(Unaudited)

                                                                 Shares, Units,
                                                                    Warrants,
                                                                  Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                 Principal Amount      Date             Cost          Fair Value
                                                                ----------------   -----------     ------------     ------------
P H I HOLDING COMPANY
A retailer of mid-priced gift items, home and garden
decor, accessories and other similar consumer products.
  12.5% Senior Subordinated Note due 2010                        $  1,125,000         10/25/02     $    984,764     $  1,170,000
  Warrant, exercisable until 2010, to purchase
    common stock at $.02 per share (B)                               186 shs.         10/25/02          157,102          169,651
                                                                                                   ------------     ------------
                                                                                                      1,141,866        1,339,651
                                                                                                   ------------     ------------
POLYMER TECHNOLOGIES, INC./POLI-TWINE WESTERN, INC.
A manufacturer of polypropylene twine for the hay
bailing marketplace.
  8% Senior Subordinated Note due 2010 (B)                       $    393,750         09/27/02          264,679             --
                                                                                                   ------------     ------------
PRECISION DYNAMICS, INC.
A manufacturer of custom-designed solenoid valves
and controls.
  Senior Secured Floating Rate Revolving Credit
    Facility due 2004                                            $    366,750         07/22/96          366,750          366,750
  Senior Secured Floating Rate Term Note
    due 2004                                                     $    350,450         07/22/96          350,450          350,450
  12% Senior Secured Term Note due 2004                          $    163,000         07/22/96          161,292          163,000
  8% Preferred Stock (B)                                             187 shs.         07/22/96          115,982          115,895
  Common Stock (B)                                                   299 shs.         07/22/96           14,489           14,489
  Warrant, exercisable until 2004, to purchase
    common stock at $.01 per share (B)                               162 shs.         07/22/96           49,000                2
                                                                                                   ------------     ------------
                                                                                                      1,057,963        1,010,586
                                                                                                   ------------     ------------
PROCESS CHEMICALS LLC
A specialty chemical company that manufactures
processed chemicals for the fertilizer, asphalt and
concrete industries.
  Common Membership Interests                                      4,932 uts.                *                4             --
                                                                                                   ------------     ------------
PROTEIN GENETICS, INC.
A producer of bovine artificial insemination products,
related breeding and healthcare products and specialty
genetics sold to the dairy and beef industries.
  9.8% Redeemable Exchangeable Preferred Stock (B)                   332 shs.         08/12/94           33,217             --
  Common Stock (B)                                                   867 shs.               **           42,365             --
                                                                                                   ------------     ------------
                                                                                                         75,582             --
                                                                                                   ------------     ------------
PW EAGLE, INC. - O.T.C.
An extruder of small and medium diameter plastic pipe
and tubing in the United States.
  18% Senior Subordinated Note due 2007                          $  1,875,130         09/16/99        1,863,018          656,296
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                           101,505 shs.         09/16/99                1           92,598
                                                                                                   ------------     ------------
                                                                                                      1,863,019          748,894
                                                                                                   ------------     ------------

 *07/31/97 and 01/04/99.
**11/14/01 and 08/12/94.
--------------------------------------------------------------------------------
16

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2004
(Unaudited)

                                                                 Shares, Units,
                                                                    Warrants,
                                                                  Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                 Principal Amount      Date             Cost          Fair Value
                                                                ----------------   -----------     ------------     ------------
QUALIS AUTOMOTIVE LLC
A distributor of aftermarket automotive brake
and chassis products.
  12% Senior Subordinated Note due 2012                          $    937,500         05/28/04     $    742,923     $    953,311
  Common Stock (B)                                               187,500 shs.         05/28/04          187,500          168,750
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                           199,969 shs.         05/28/04          199,969            2,000
                                                                                                   ------------     ------------
                                                                                                      1,130,392        1,124,061
                                                                                                   ------------     ------------
QUALSERV CORPORATION
A provider of foodservice equipment and supplies,
to major restaurant chains and their franchisees.
  14% Senior Subordinated Note due 2012                          $    987,805         07/09/04          962,235        1,008,127
  Limited Partnership Interest (B)                               137,195 uts.         07/09/04          137,195          137,195
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                               280 shs.         07/09/04           25,973                3
                                                                                                   ------------     ------------
                                                                                                      1,125,403        1,131,606
                                                                                                   ------------     ------------
RIVER RANCH FRESH FOODS LLC
A supplier of fresh producer to the retail
and foodservice channels.
  13% Senior Subordinated Note due 2011                          $    975,000         09/29/04          891,436          984,106
  Limited Partnership Interest (B)                               150,000 uts.         09/29/04          150,000          135,000
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                            12,481 shs.         09/29/04           83,596              125
                                                                                                   ------------     ------------
                                                                                                      1,125,032        1,119,231
                                                                                                   ------------     ------------
ROYAL BATHS MANUFACTURING COMPANY
A manufacturer and distributor of acrylic
and cultured marble bathroom products.
  12.5% Senior Subordinated Note due 2011                        $    562,500         11/14/03          501,354          562,780
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                74 shs.         11/14/03           65,089                1
                                                                                                   ------------     ------------
                                                                                                        566,443          562,781
                                                                                                   ------------     ------------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers
for the wood working industry.
  Senior Secured Floating Rate Revolving Note due 2006           $    161,522         05/01/03          161,522          164,272
  Senior Secured Floating Rate Tranche A Note due 2007           $    794,151         06/02/99          794,151          794,151
  12% Senior Secured Tranche B Note due 2007                     $    646,089         06/02/99          646,089          646,089
  Class B Common Stock (B)                                           846 shs.         06/02/99          146,456          264,900
                                                                                                   ------------     ------------
                                                                                                      1,748,218        1,869,412
                                                                                                   ------------     ------------
SAVAGE SPORTS HOLDINGS, INC.
A manufacturer of sporting firearms.
  12% Senior Subordinated Note due 2012                          $    814,655         09/10/04          754,706          823,362
  Common Stock (B)                                                   310 shs.         09/10/04          310,345          279,315
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                71 shs.         09/10/04           60,129                1
                                                                                                   ------------     ------------
                                                                                                      1,125,180        1,102,678
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2004
(Unaudited)

                                                                 Shares, Units,
                                                                    Warrants,
                                                                  Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                 Principal Amount      Date             Cost          Fair Value
                                                                ----------------   -----------     ------------     ------------
SELIG ACQUISITION CORPORATION
A manufacturer of container sealing materials
for bottles used in consumer products.
  12% Senior Subordinated Note due 2009                          $  1,125,000         06/13/02     $  1,050,563     $  1,145,250
  Warrant, exercisable until 2009, to purchase
     common stock at $.01 per share (B)                            1,064 shs.         06/13/02           96,365          223,543
                                                                                                   ------------     ------------
                                                                                                      1,146,928        1,368,793
                                                                                                   ------------     ------------
SHELTER ACQUISITION, INC.
A distributor of roofing supplies and products
throughout the Midwest.
  12.5% Senior Subordinated Note due 2008                        $    803,571         08/01/02          718,779          819,642
  Common Stock (B)                                               401,786 shs.                *          401,786          361,607
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                           139,470 shs.         08/01/02          114,589            1,395
                                                                                                   ------------     ------------
                                                                                                      1,235,154        1,182,644
                                                                                                   ------------     ------------

SNYDER INDUSTRIES, INC.
A manufacturer of proprietary rotationally molded
polyethylene containers.
  12.25% Senior Subordinated Note due 2007                       $  2,250,000         12/06/99        2,100,766        2,272,500
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                               369 shs.         12/06/99          306,818           55,566
                                                                                                   ------------     ------------
                                                                                                      2,407,584        2,328,066
                                                                                                   ------------     ------------
SPECIALTY FOODS GROUP, INC.
A manufacturer and distributor of branded meat products.
  Limited Partnership Interest of MHD Holdings LLC (B)             0.76% int.         08/29/00          278,907           49,487
                                                                                                   ------------     ------------
SPORT COURT INTERNATIONAL, INC.
A designer and manufacturer of synthetic indoor
and outdoor sports flooring and other temporary
flooring products.
  Senior Secured Floating Rate Revolving Note due 2009           $    106,143         08/12/04          106,143          105,120
  Senior Secured Floating Rate Note due 2009                     $    301,240         08/12/04          301,240          298,253
  12% Senior Secured Note due 2012                               $    145,304         08/12/04          135,362          146,559
  Limited Partnership Interest (B)                                37,617 uts.         08/12/04           37,617           33,856
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                19 shs.         08/12/04           10,056                1
                                                                                                   ------------     ------------
                                                                                                        590,418          583,789
                                                                                                   ------------     ------------
STRATEGIC EQUIPMENT & SUPPLY CORPORATION, INC.
A provider of kitchen and restaurant design,
equipment fabrication and installation services.
  12% Senior Subordinated Note due 2008                          $  2,250,000         01/14/00        2,035,985        2,272,500
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                            61,862 shs.         01/14/00          382,501             --
                                                                                                   ------------     ------------
                                                                                                      2,418,486        2,272,500
                                                                                                   ------------     ------------

*08/01/02 and 01/17/03.
--------------------------------------------------------------------------------
18

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2004
(Unaudited)

                                                                 Shares, Units,
                                                                    Warrants,
                                                                  Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                 Principal Amount      Date             Cost          Fair Value
                                                                ----------------   -----------     ------------     ------------
SYNVENTIVE EQUITY LLC
A manufacturer of hot runner systems used in the plastic
injection molding process.
  12% Senior Subordinated Note due 2007                          $    975,000         08/21/03     $    939,119     $    994,500
  Limited Partnership Interest (B)                                 0.32% int.         08/20/03          150,000          150,000
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                            45,942 shs.         08/21/03           45,000              459
                                                                                                   ------------     ------------
                                                                                                      1,134,119        1,144,959
                                                                                                   ------------     ------------
THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies, such as
safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
  13% Senior Subordinated Note due 2009                          $  1,356,000         02/05/98        1,241,714        1,356,000
  Common Stock (B)                                                   315 shs.         02/04/98          315,000          267,238
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                               222 shs.         02/05/98          184,416          188,337
                                                                                                   ------------     ------------
                                                                                                      1,741,130        1,811,575
                                                                                                   ------------     ------------
TIDEWATER HOLDINGS, INC
An operator of a barge transportation line
on the Columbia/Snake River system.
  17% Preferred Stock (B)                                            280 shs.         12/23/02          280,000          266,000
  Convertible Preferred Stock, convertible into
    common stock at $1,000 per share (B)                             560 shs.         07/25/96          560,000          504,000
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                               237 shs.         07/25/96           24,103          213,192
                                                                                                   ------------     ------------
                                                                                                        864,103          983,192
                                                                                                   ------------     ------------

TINNERMAN-PALNUT ENGINEERED COMPONENTS
A manufacturer of precision engineered metal
and plastic fasteners and assembly components.
  12.75% Senior Subordinated Note due 2008                       $    595,588         12/06/01          457,312          601,544
  Class B Unit (B)                                                52,941 uts.         12/06/01           38,928           35,035
  Class C Unit (B)                                                92,184 uts.         12/06/01           67,782           61,005
                                                                                                   ------------     ------------
                                                                                                        564,022          697,584
                                                                                                   ------------     ------------
TOMAH HOLDINGS, INC.
A manufacturer of specialty chemicals.
  16% Senior Subordinated Note due 2011                          $    750,000         12/08/03          722,843          766,865
  16% Preferred Stock Series A (B)                                    20 shs.         12/08/03          334,393          341,242
  Common Stock (B)                                                 2,789 shs.         12/08/03           69,602           62,641
                                                                                                   ------------     ------------
                                                                                                      1,126,838        1,170,748
                                                                                                   ------------     ------------
TRONAIR, INC.
A designer, engineer and manufacturer of ground
support equipment for the business, commuter and
commercial aviation markets
  10.5% Senior Secured Term Note due 2008                        $    902,572         01/20/00          902,572          894,113
  12% Senior Subordinated Note due 2010                          $    758,100         01/20/00          720,883          749,707
  Common Stock (B)                                               129,960 shs.         01/20/00          129,960          103,968
  Warrant, exercisable until 2010, to purchase
    common stock at $1 per share (B)                             148,912 shs.         01/20/00           56,316            1,489
                                                                                                   ------------     ------------
                                                                                                      1,809,731        1,749,277
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2004
(Unaudited)

                                                                 Shares, Units,
                                                                    Warrants,
                                                                  Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                 Principal Amount      Date             Cost          Fair Value
                                                                ----------------   -----------     ------------     ------------
TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
  12.5% Senior Subordinated Note due 2010                        $    562,500         04/11/03     $    518,783     $    569,247
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                             3,060 shs.         04/11/03           50,625               31
                                                                                                   ------------     ------------
                                                                                                        569,408          569,278
                                                                                                   ------------     ------------
TUBULAR TEXTILE MACHINERY
A designer, manufacturer, sale and servicer of
finishing machinery for the knit and woven
segments of the global textile industry.
  12% Senior Subordinated Note due 2014                          $    705,457         05/28/04          632,317          718,989
  8.75% Senior Secured Note due 2011                             $    409,310         05/28/04          409,310          419,377
  Common Stock (B)                                               385,233 shs.         05/28/04          385,233          346,710
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                           116,521 shs.         05/28/04           74,736            1,165
                                                                                                   ------------     ------------
                                                                                                      1,501,596        1,486,241
                                                                                                   ------------     ------------
TVI, INC.
A retailer of used clothing in the United States,
Canada and Australia.
  Common Stock (B)                                               187,500 shs.         05/02/00          141,769          219,375
                                                                                                   ------------     ------------
U S M HOLDINGS CORPORATION
A provider of facility maintenance services
to retail and corporate clients with multiple locations.
  12% Senior Subordinated Note due 2011                          $    947,368         08/06/03          802,283          967,273
  Preferred Stock (B)                                              1,771 shs.         08/06/03          177,086          159,387
  Common Stock (B)                                                   546 shs.         08/06/03              546              491
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                               502 shs.         08/06/03          157,869                5
                                                                                                   ------------     ------------
                                                                                                      1,137,784        1,127,156
                                                                                                   ------------     ------------
U-LINE CORPORATION
A manufacturer of high-end, built-in, undercounter
icemaking, wine storage and refrigeration appliances.
  12.5% Senior Subordinated Note due 2012                        $    996,500         04/30/04          887,225        1,010,014
  10% Jr Subordinated Note due 2012                              $     32,100         04/30/04           32,100           32,118
  Common Stock (B)                                                    96 shs.         04/30/04           96,400           86,760
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                               122 shs.         04/30/04          112,106                1
                                                                                                   ------------     ------------
                                                                                                      1,127,831        1,128,893
                                                                                                   ------------     ------------
VICTORY VENTURES LLC
An acquirer of controlling or substantial
interests in other entities.
Series A Preferred Units (B)                                       0.03% int.         12/02/96                1                2
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------
20

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2004
(Unaudited)

                                                                 Shares, Units,
                                                                    Warrants,
                                                                  Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                 Principal Amount      Date             Cost          Fair Value
                                                                ----------------   -----------     ------------     ------------
VITALITY FOODSERVICE, INC.
A non-carbonated beverage dispensing company
focused on the foodservice industry.
  13% Senior Subordinated Note due 2011                          $    999,153         09/24/04     $    900,333     $  1,007,990
  Common Stock (B)                                                12,585 shs.         09/24/04          125,850          113,265
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                            12,593 shs.         09/24/04           98,938              126
                                                                                                   ------------     ------------
                                                                                                      1,125,121        1,121,381
                                                                                                   ------------     ------------
VITEX PACKAGING GROUP, INC.
A manufacturer of specialty packaging, primarily envelopes
and tags used on tea bags and medical and food products.
  12.5% Senior Subordinated Note due 2012                        $    900,000         07/19/04          785,152          900,895
  Limited Partnership Interest Class A (B)                       219,375 uts.         07/19/04          219,375          197,438
  Limited Partnership Interest Class B (B)                        96,848 uts.         07/19/04           96,848           87,163
                                                                                                   ------------     ------------
                                                                                                      1,101,375        1,185,496
                                                                                                   ------------     ------------
WALLS INDUSTRIES, INC.
A provider of branded workwear and sporting goods apparel.
  10% Senior Subordinated Lien Note due 2009                     $    552,632         07/12/04          552,632          544,598
  14% Senior Subordinated Note due 2012                          $    552,631         07/12/04          551,131          544,111
  Limited Partnership Interest (B)                                19,737 uts.         07/12/04           19,737           17,763
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                             2,133 shs.         07/12/04            1,500               21
                                                                                                   ------------     ------------
                                                                                                      1,125,000        1,106,493
                                                                                                   ------------     ------------
WASHINGTON INVENTORY SERVICES, INC.
A provider of physical inventory taking and other
related services to retailers.
  12.5% Senior Subordinated Note due 2011                        $    569,524         11/03/00          558,598          580,914
  Senior Preferred Stock (B)                                       2,484 shs.         11/01/00          118,605          115,712
  Class B Common Stock (B)                                         4,743 shs.         11/01/00            4,743           43,669
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                             2,107 shs.         11/03/00             --             19,380
                                                                                                   ------------     ------------
                                                                                                        681,946          759,675
                                                                                                   ------------     ------------
WEASLER HOLDINGS LLC
A manufacturer of mechanical power transmission
components for the agricultural, lawn and turf industries.
  Limited Partnership Interest (B)                                 0.82% int.         02/03/04           53,570           51,427
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                               136 shs.         02/04/03          111,086                1
                                                                                                   ------------     ------------
                                                                                                        164,656           51,428
                                                                                                   ------------     ------------
WICOR AMERICAS, INC.
A manufacturer of cellulose based insulation products,
systems and services for electrical transformer equipment
manufacturers.
  20% Senior Subordinated Secured Note due 2009                  $  1,334,139         11/09/01        1,329,071        1,262,807
                                                                                                   ------------     ------------
TOTAL PRIVATE PLACEMENT INVESTMENTS                                                                $ 92,149,905     $ 84,283,686
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2004
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)     Rate       Date        Amount        Cost        Fair Value
                                                    ----       ----        ------        ----       ------------
RULE 144A SECURITIES - 10.04%: (A)

BONDS - 9.62%
   A E S Corporation                               8.750%    05/15/13   $    425,000  $    479,592  $    479,188
   A E S Corporation                               9.000     05/15/15        175,000       175,000       197,313
   Appleton Papers, Inc.                           8.125     06/15/11        250,000       250,000       257,500
   Argo Tech Corporation                           9.250     06/01/11        425,000       425,000       455,813
   BCP Caylux Holding Lux SCA                      9.625     06/15/14        550,000       551,719       594,000
   Blockbuster, Inc.                               9.000     09/01/12        150,000       150,000       155,625
   Bombardier Capital, Inc.                        6.125     06/29/06        500,000       513,001       495,950
   Bombardier Capital, Inc.                        6.300     05/01/14        500,000       440,315       431,819
   Cablevision Systems Corporation                 5.670     04/01/09        450,000       450,000       468,000
   Cadmus Communications Corporation               8.375     06/15/14        350,000       350,000       377,125
   Charter Communications Op LLC                   8.000     04/30/12        500,000       498,750       498,750
   Chesapeake Energy Corporation                   7.000     08/15/14        150,000       150,000       158,625
   Collins & Aikman Products Co.                  12.875     08/24/12        150,000       144,661       138,375
   GulfMark Offshore, Inc.                         7.750     07/15/14        300,000       298,725       303,750
   IMAX Corporation                                9.625     12/01/10        250,000       250,000       249,375
   Interactive Health LLC                          7.250     04/01/11        500,000       407,016       430,000
   Jostens I H Corporation                         7.625     10/01/12        650,000       650,000       653,250
   K 2, Inc.                                       7.375     07/01/14        150,000       150,000       159,000
   M G M Mirage, Inc.                              6.000     10/01/09        225,000       228,356       228,094
   Metaldyne Corporation                          10.000     11/01/13        340,000       342,188       316,200
   North American Energy Partners                  8.750     12/01/11        200,000       200,000       195,000
   O E D Corp/Diamond Jo Company Guarantee         8.750     04/15/12        500,000       492,980       462,500
   Pacific Energy Partners                         7.125     06/15/14        250,000       245,635       270,625
   Pinnacle Food Holding                           8.250     12/01/13        225,000       225,000       212,062
   Sheridan Acquisition Corporation               10.250     08/15/11        225,000       222,001       243,562
   Siebe PLC                                       6.500     01/15/10        350,000       308,000       316,750
   TCW Leveraged Income Trust, L.P. (B)            8.410     09/30/04      1,500,000     1,500,000       468,000
   Tenet Healthcare Corporation                    9.875     07/01/14        350,000       341,859       365,750
   Warner Music Group                              7.375     04/15/14        125,000       125,000       129,375
   Wornick Co.                                    10.875     07/15/11        350,000       350,000       374,500
                                                                        ------------  ------------  ------------
TOTAL BONDS                                                             $ 11,065,000    10,914,798    10,085,876
                                                                        ============  ------------  ------------
CONVERTIBLE BONDS - 0.42%
   Cymer, Inc.                                     3.500%    02/15/09   $    450,000  $    450,000  $    444,937
                                                                        ------------  ------------  ------------
      TOTAL CONVERTIBLE BONDS                                           $    450,000       450,000       444,937
                                                                        ============  ------------  ------------
CONVERTIBLE PREFERRED STOCK - 0.00%
   D T Industries, Inc. (B)                                                   10,000  $    500,000  $       --
                                                                                      ------------  ------------
      TOTAL CONVERTIBLE PREFERRED STOCK                                                    500,000          --
                                                                                      ------------  ------------
WARRANTS - 0.00%
   Winsloew Furniture, Inc. (B)                                                  700  $          7  $         11
                                                                                      ------------  ------------
      TOTAL WARRANTS                                                                             7            11
                                                                                      ------------  ------------
TOTAL RULE 144A SECURITIES                                                              11,864,805    10,530,824
                                                                                      ------------  ------------
TOTAL CORPORATE RESTRICTED SECURITIES                                                 $104,014,710  $ 94,814,510
                                                                                      ------------  ------------

--------------------------------------------------------------------------------
22

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2004
(Unaudited)

                                                  Interest     Due       Principal
CORPORATE PUBLIC SECURITIES - 22.20%: (A)           Rate       Date        Amount        Cost       Market Value
                                                    ----       ----        ------        ----       ------------
BONDS - 19.69%
   A E P Industries, Inc.                          9.875%    11/15/07   $    150,000  $    142,874  $    152,812
   Activant Solutions, Inc.                       10.500     06/15/11        400,000       403,375       412,000
   Aearo Co.                                       8.250     04/15/12        225,000       225,000       229,500
   Airplanes Pass Thru Trust (B)                   8.150     03/15/19      1,399,350     1,398,113          --
   Allied Waste NA                                 7.375     04/15/14        500,000       487,500       481,250
   American Media Operation, Inc.                  8.875     01/15/11        475,000       475,735       492,812
   Arrow Electronics, Inc.                         7.000     01/15/07        500,000       529,320       534,811
   C S C Holdings, Inc.                            7.625     04/01/11        250,000       251,122       263,437
   Cenveo Corporation                              7.875     12/01/13        550,000       550,000       536,250
   Chemed Corporation                              8.750     02/24/11        600,000       600,000       618,000
   Cincinnati Bell, Inc.                           8.375     01/15/14        550,000       503,750       501,875
   Collins & Aikman Products Co.                  10.750     12/31/11        300,000       309,527       300,000
   Del Monte Corporation                           8.625     12/15/12        200,000       200,000       222,500
   Dollar Financial Group                          9.750     11/15/11        325,000       325,000       344,500
   Dominos, Inc.                                   8.250     07/01/11        109,000       108,213       117,992
   Electronic Data Systems Co.                     7.125     10/15/09        500,000       506,555       537,070
   Esterline Technologies                          7.750     06/15/13        175,000       175,000       187,250
   Flextronics International Ltd.                  6.500     05/15/13        250,000       250,000       255,625
   Ford Motor Credit Co.                           5.800     01/12/09        500,000       499,070       518,246
   G F S I, Inc.                                   9.625     03/01/07        375,000       335,792       362,813
   Gencorp, Inc.                                   9.500     08/15/13        200,000       200,000       214,000
   General Motors Acceptance Corporation           5.850     01/14/09        500,000       503,944       516,911
   General Nutrition Center                        8.500     12/01/10        425,000       435,938       434,563
   Goodyear Tire & Rubber Co.                      7.857     08/15/11        350,000       327,250       329,875
   Hexcel Corporation                              9.750     01/15/09        340,000       340,000       357,000
   Houghton Mifflin Co.                            9.875     02/01/13        500,000       528,583       525,000
   Huntsman LLC                                   11.625     10/15/10        250,000       247,038       289,375
   Intrawest Corporation                           7.500     10/15/13        250,000       250,000       259,063
   Koppers, Inc.                                   9.875     10/15/13        250,000       250,000       276,250
   Leucadia National Corporation                   7.000     08/15/13        350,000       357,432       348,250
   Lodgenet Entertainment Corporation              9.500     06/15/13        375,000       375,000       408,750
   Lyondell Chemical Co.                           9.500     12/15/08        450,000       461,769       491,063
   M S X International, Inc.                      11.000     10/15/07        175,000       173,502       173,250
   Majestic Star Casino LLC                        9.500     10/15/10        250,000       250,000       255,000
   Manitowoc Company, Inc.                         7.125     11/01/13        100,000       100,000       105,750
   Mediacom LLC                                    9.500     01/15/13        600,000       592,750       577,500
   Nalco Co.                                       7.750     11/15/11        250,000       250,000       265,000
   Neff Corporation                               10.250     06/01/08         90,000        89,000        76,500
   Nextel Communications Corporation               7.375     08/01/15        400,000       410,825       430,000
   Northwest Airlines Corporation                  8.970     01/02/15        711,425       711,425       448,496
   Numatics, Inc.                                  9.625     04/01/08        375,000       376,932       337,500
   Offshore Logistics, Inc.                        6.125     06/15/13        350,000       350,000       355,250
   Pliant Corporation                              0.000     06/15/09        675,000       564,574       577,125
   Quintiles Transnational Corporation            10.000     10/01/13        250,000       250,000       265,000
   Rayovac Corporation                             8.500     10/01/13        175,000       175,000       189,875
   Rent-A-Center, Inc.                             7.500     05/01/10        250,000       250,000       258,750
   Rent-Way, Inc.                                 11.875     06/15/10        450,000       473,299       490,500
   Rhodia SA                                       8.875     06/01/11        250,000       249,834       217,500
   Rhodia SA                                      10.250     06/01/10        250,000       252,796       258,750
   S P X Corporation                               6.250     06/15/11        250,000       250,000       243,750
   Service Corp International                      6.000     12/15/05         21,000        21,119        21,578
   Sports Club Co.                                11.375     03/15/06        100,000        97,000        95,000
   Tekni-Plex, Inc.                               12.750     06/15/10        500,000       483,500       417,500

--------------------------------------------------------------------------------

                                                                         Shares or
                                                  Interest     Due       Principal
CORPORATE PUBLIC SECURITIES (A) (CONTINUED)         Rate       Date        Amount        Cost        Fair Value
                                                    ----       ----        ------        ----       ------------

   Telex Communications, Inc.                     11.500%    10/15/08   $    250,000  $    250,000  $    270,000
   Tenet Healthcare Corporation                    6.375     12/01/11        250,000       241,250       224,375
   Triton P C S, Inc.                              8.500     06/01/13        500,000       500,000       453,750
   Tyco International Group SA                     6.375     10/15/11        150,000       148,500       165,888
   United Rentals, Inc.                            7.750     11/15/13        325,000       325,000       304,688
   Vicorp Restaurants Inc.                        10.500     04/15/11        300,000       296,373       298,500
   Von Hoffman Press, Inc.                        10.250     03/15/09        175,000       184,357       194,250
   Vought Aircraft Industries                      8.000     07/15/11        650,000       649,482       624,000
   Williams Scotsman, Inc.                         9.875     06/01/07        250,000       246,250       239,375
   Winsloew Furniture, Inc.                       12.750     08/15/07        350,000       342,017       288,750
                                                                        ------------  ------------  ------------
      TOTAL BONDS                                                       $ 22,245,775    22,107,685    20,641,993
                                                                        ============  ------------  ------------
COMMON STOCK - 2.00%
   Convera Corporation (B)                                                    21,050  $    771,153  $     77,675
   D T Industries, Inc. (B)                                                   89,438       584,047           268
   Distributed Energy Systems 1                                                4,000       177,078        25,480
   EOS International, Inc. (B)                                                39,375       438,156         4,725
   H C I Direct, Inc. (B)                                                        500          --            --
   I T C/Deltacom, Inc. (B)                                                   11,750       227,950        51,818
   Rent-Way, Inc. (B)                                                         46,432       458,123       318,059
   Transmontaigne, Inc. (B)                                                  277,771       909,179     1,616,627
                                                                                      ------------  ------------
      TOTAL COMMON STOCK                                                                 3,565,686     2,094,652
                                                                                      ------------  ------------
CONVERTIBLE BONDS - 0.51%
   Leucadia National Corporation                   3.750%    04/15/14   $    500,000  $    500,000  $    537,500
                                                                        ------------  ------------  ------------
      TOTAL CONVERTIBLE BONDS                                           $    500,000       500,000       537,500
                                                                        ============  ------------  ------------
      TOTAL CORPORATE PUBLIC SECURITIES                                               $ 26,173,371  $ 23,274,145
                                                                                      ------------  ------------

                                                  Interest     Due       Principal
SHORT-TERM SECURITIES:                           Rate/Yield    Date        Amount        Cost       Market Value
                                                 ----------    ----        ------        ----       ------------
COMMERCIAL PAPER - 4.78%
   Albertson's, Inc.                               1.810%    10/06/04   $  1,110,000  $  1,109,721  $  1,109,721
   Carolina Power & Light Co.                      1.851     10/07/04        300,000       299,908       299,908
   Elsevier Finance S A                            1.891     10/01/04      2,165,000     2,165,000     2,165,000
   Pearson Holdings, Inc.                          1.851     10/12/04        140,000       139,920       139,920
   Textron Financial Corporation                   1.800     10/04/04      1,300,000     1,299,805     1,299,805
                                                                        ------------  ------------  ------------
      TOTAL SHORT-TERM SECURITIES                                       $  5,015,000  $  5,014,354  $  5,014,354
                                                                        ============  ------------  ------------
TOTAL INVESTMENTS                                 117.42%                             $135,202,435   123,103,009
                                                                                      ============  ------------
      Other Assets                                  5.26                                               5,515,513
      Liabilities                                 (22.68)                                            (23,774,680)
                                                 -------                                            ------------
   Total Net Assets                               100.00%                                           $104,843,842
                                                 =======                                            ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B) Non-income producing security.

--------------------------------------------------------------------------------
24

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2004
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION: (Cont.)                Market Value           INDUSTRY CLASSIFICATION: (Cont.)                Market Value
                                               --------------                                                         --------------
AEROSPACE - 2.62%                                                      BUILDINGS & REAL ESTATE - 5.45%
Argo Tech Corporation                          $      455,813          A W C Holding Company                          $    1,117,006
Esterline Technologies                                187,250          Adorn, Inc.                                         1,182,364
Hexcel Corporation                                    357,000          Eagle Window & Door Holding Co.                     1,666,030
Qualis Automotive LLC                               1,124,061          Shelter Acquisition, Inc.                           1,182,644
Vought Aircraft Industries                            624,000          TruStile Doors, Inc.                                  569,278
                                               --------------                                                         --------------
                                                    2,748,124                                                              5,717,322
                                               --------------                                                         --------------
AIRLINES - 0.43%                                                       CARGO TRANSPORT - 2.19%
Northwest Airlines Corporation                        448,496          Kenan-Advantage Transport Company                   1,307,414
                                               --------------          Tidewater Holdings, Inc.                              983,192
AUTOMOBILE - 7.57%                                                                                                    --------------
America's Body Company, Inc./LCP                                                                                           2,290,606
  Holding Co.                                       1,312,500                                                         --------------
Collins & Aikman Products Co.                         438,375          CHEMICAL, PLASTICS
Gencorp, Inc.                                         214,000            & RUBBER - 2.58%
Goodyear Tire & Rubber Co.                            329,875          Capital Specialty Plastics, Inc.                          252
Jason, Inc.                                           832,922          Huntsman LLC                                          289,375
LIH Investors, L.P.                                 2,721,018          Koppers, Inc.                                         276,250
Metaldyne Corporation                                 316,200          Lyondell Chemical Co.                                 491,063
Nyloncraft, Inc.                                    1,768,712          Process Chemicals LLC                                    --
                                               --------------          Rhodia SA                                             476,250
                                                    7,933,602          Tomah Holdings, Inc.                                1,170,748
                                               --------------                                                         --------------
BEVERAGE, DRUG & FOOD - 5.09%                                                                                              2,703,938
Beta Brands Ltd. --                                                                                                   --------------
Cains Foods, L.P.                                      97,201          CONSUMER PRODUCTS - 8.32%
Del Monte Corporation                                 222,500          Appleton Papers, Inc.                                 257,500
Dominos, Inc.                                         117,992          Colibri Holdings Corporation                        1,012,258
Eagle Pack Pet Foods, Inc.                            560,804          Euro-Pro Corporation                                1,135,650
Nonni's Food Company                                1,159,735          G F S I, Inc.                                         362,813
Pinnacle Food Holding                                 212,062          H C I Direct, Inc.                                       --
River Ranch Fresh Foods LLC                         1,119,231          K 2, Inc.                                             159,000
Specialty Foods Group, Inc.                            49,487          Maverick Acquisition Company                          662,955
Vicorp Restaurants, Inc.                              298,500          Neff Motivation, Inc.                                  76,500
Vitality Foodservice, Inc.                          1,121,381          Rayovac Corporation                                   189,875
Wornick Co.                                           374,500          Royal Baths Manufacturing Company                     562,781
                                               --------------          Savage Sports Holdings, Inc.                        1,102,678
                                                    5,333,393          The Tranzonic Companies                             1,811,575
                                               --------------          Walls Industries, Inc.                              1,106,493
BROADCASTING &                                                         Winsloew Furniture, Inc.                              288,761
  ENTERTAINMENT - 2.84%                                                                                               --------------
C S C Holdings, Inc.                                  263,437                                                              8,728,839
Cablevision Systems Corporation                       468,000                                                         --------------
Cenveo Corporation                                    536,250
Charter Communications Op LLc                         498,750
Lodgenet Entertainment Corporation                    408,750
Mediacom Communications Corporation                   577,500
M G M Mirage, Inc.                                    228,094
                                               --------------
                                                    2,980,781
                                               --------------


--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2004
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION: (Cont.)                Market Value           INDUSTRY CLASSIFICATION: (Cont.)                Market Value
                                               --------------                                                         --------------
CONTAINERS, PACKAGING                                                  ELECTRONICS - 4.28%
  & GLASS - 6.98%                                                      A E S Corporation                              $      676,501
A E P Industries, Inc.                         $      152,812          Arrow Electronics, Inc.                               534,811
Paradigm Packaging, Inc.                            1,288,125          Directed Electronics, Inc.                          1,134,746
Pliant Corporation                                    577,125          Distributed Energy Systems                             25,480
Selig Acquisition Corporation                       1,368,793          Electronic Data Systems Co.                           537,070
Snyder Industries, Inc.                             2,328,066          Flextronics International Ltd.                        255,625
Tekni-Plex, Inc.                                      417,500          Precision Dynamics, Inc.                            1,010,586
Vitex Packaging, Inc.                               1,185,496          Siebe PLC                                             316,750
                                               --------------                                                         --------------
                                                    7,317,917                                                              4,491,569
                                               --------------                                                         --------------
DISTRIBUTION - 6.95%                                                   FARMING & AGRICULTURE - 0.00%
Corvest Group, Inc.                                 1,965,370          Polymer Technologies, Inc./Poli-Twine
G C-Sun Holdings L.P.                                 690,000            Western, Inc.                                          --
Kele and Associates, Inc.                           1,228,836          Protein Genetics, Inc.                                   --
QualServ Corporation                                1,131,606                                                         --------------
Strategic Equip & Supply Corporation, Inc.          2,272,500          FINANCIAL SERVICES - 3.41%
                                               --------------          Airplanes Pass Thru Trust                                --
                                                    7,288,312          BCP Caylux Holding Lux SCA                            594,000
                                               --------------          Dollar Financial Group                                344,500
DIVERSIFIED/CONGLOMERATE,                                              East River Ventures I, L.P.                             6,821
  MANUFACTURING - 5.38%                                                Ford Motor Credit Co.                                 518,246
Activant Solutions, Inc.                              412,000          General Motors Acceptance Corporation                 516,911
Bombardier Capital, Inc.                              927,769          Highgate Capital LLC                                      681
Coining of America LLC                              1,107,316          Leucadia National Corporation                         885,750
Dexter Magnetics Technologies, Inc.                   523,694          TCW Leveraged Income Trust, L.P.                      468,000
Evans Consoles, Inc.                                  301,500          Victory Ventures LLC                                        2
S P X Corporation                                     243,750          Williams Scotsman, Inc.                               239,375
Tinnerman-Palnut Engineered Components                697,584                                                         --------------
Tyco International Group SA                           165,888                                                              3,574,286
Wicor Americas, Inc.                                1,262,807                                                         --------------
                                               --------------          HEALTHCARE, EDUCATION &
                                                    5,642,308            CHILDCARE - 4.65%
                                               --------------          A T I Acquisition Company                           1,119,912
DIVERSIFIED/CONGLOMERATE,                                              American Hospice Management Holding LLC             1,284,765
  SERVICE - 6.95%                                                      Interactive Health LLC                                430,000
Allied Waste NA                                       481,250          MedAssist, Inc.                                     1,186,901
CapeSuccess LLC                                         2,512          Quintiles Transnational Corporation                   265,000
Chemed Corporation                                  1,203,270          Tenet Healthcare Corporation                          590,125
Diversco, Inc./DHI Holdings, Inc.                     696,032                                                         --------------
Dwyer Group, Inc.                                   1,291,909                                                              4,876,703
Examination Management Services, Inc.                    --                                                           --------------
Hamilton Funeral Services Centers, Inc.               220,803          HOME & OFFICE FURNISHINGS,
Lancaster Laboratories, Inc.                          434,778            HOUSEWARES, AND DURABLE
Moss, Inc.                                            869,764            CONSUMER PRODUCTS - 4.55%
M S X International, Inc.                             173,250          Home Decor Holding Company                          1,128,148
Service Corp International                             21,578          Hussey Seating Corporation                          1,932,611
U S M Holdings Corporation                          1,127,156          Sport Court International, Inc.                       583,789
Washington Inventory Services, Inc.                   759,675          U-Line Corporation                                  1,128,893
                                               --------------                                                         --------------
                                                    7,281,977                                                              4,773,441
                                               --------------                                                         --------------

--------------------------------------------------------------------------------
26

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

September 30, 2004
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION: (Cont.)                Market Value           INDUSTRY CLASSIFICATION: (Cont.)                Market Value
                                               --------------                                                         --------------
LEISURE, AMUSEMENT,                                                    PHARMACEUTICALS - 0.49%
  ENTERTAINMENT - 2.25%                                                Enzymatic Therapy, Inc.                        $      509,066
IMAX Corporation                               $      249,375                                                         --------------
Intrawest Corporation                                 259,063          PUBLISHING/PRINTING - 2.37%
Keepsake Quilting, Inc.                               999,866          American Media Operation, Inc.                        492,812
Majestic Star Casino LLC                              255,000          Cadmus Communications Corporation                     377,125
O E D Corp/Diamond Jo Company Guarantee               462,500          Houghton Mifflin Co.                                  525,000
Warner Music Group                                    129,375          Jostens I H Corporation                               653,250
                                               --------------          Sheridan Acquisition Corporation                      243,562
                                                    2,355,179          Von Hoffman Press, Inc.                               194,250
                                               --------------                                                         --------------
MACHINERY - 12.79%                                                                                                         2,485,999
Aearo Co.                                             229,500                                                         --------------
C & M Conveyor, Inc.                                1,207,907          RETAIL STORES - 5.84%
D T Industries, Inc.                                      268          Blockbuster, Inc.                                     155,625
Integration Technology Systems, Inc.                  950,164          EOS International, Inc.                                 4,725
Manitowoc Company, Inc.                               105,750          General Nutrition Center                              434,563
Maxon Corporation                                   1,471,941          Neff Corporation                                      627,680
NPC, Inc.                                           2,051,536          Olympic Sales, Inc.                                 1,870,050
Numatics, Inc.                                        337,500          P H I Holding Company                               1,339,651
PW Eagle, Inc.                                        748,894          Rent-A-Center, Inc.                                   258,750
Safety Speed Cut Manufacturing Company, Inc.        1,869,412          Rent-Way, Inc.                                        808,559
Synventive Equity LLC                               1,144,959          Sports Club Co.                                        95,000
Tronair, Inc.                                       1,749,277          TVI, Inc.                                             219,375
Tubular Textile Machinery                           1,486,241          United Rentals, Inc.                                  304,688
Weasler Holdings LLC                                   51,428                                                         --------------
                                               --------------                                                              6,118,666
                                                   13,404,777                                                         --------------
                                               --------------          TECHNOLOGY - 0.71%
MEDICAL DEVICES/BIOTECH - 2.78%                                        Convera Corporation                                    77,675
Beacon Medical Products, Inc.                       1,128,826          Cymer, Inc.                                           444,937
Coeur, Inc.                                           648,497          Delstar Holding Corporation                           220,944
E X C Acquisition Corporation                       1,139,006                                                         --------------
                                               --------------                                                                743,556
                                                    2,916,329                                                         --------------
                                               --------------          TELECOMMUNICATIONS - 1.63%
MINING, STEEL, IRON                                                    Cincinnati Bell, Inc.                                 501,875
  & NON PRECIOUS METALS - 0.05%                                        I T C/Deltacom, Inc.                                   51,818
Better Minerals & Aggregates                           54,525          Nextel Communications Corporation                     430,000
                                               --------------          Telex Communications, Inc.                            270,000
OIL AND GAS - 3.24%                                                    Triton P C S, Inc.                                    453,750
Chesapeake Energy Corporation                         158,625                                                         --------------
GulfMark Offshore, Inc.                               303,750                                                              1,707,443
Mustang Ventures Company                              496,624                                                         --------------
North American Energy Partners                        195,000          UTILITIES - 0.25%
Offshore Logistics, Inc.                              355,250          Nalco Co.                                             265,000
Pacific Energy Partners                               270,625                                                         --------------
Transmontaigne, Inc.                                1,616,627          Total Corporate Restricted
                                               --------------          and Public Securities - 112.64%                $  118,088,655
                                                    3,396,501                                                         ==============
                                               --------------

--------------------------------------------------------------------------------
27

ITEM 2.  CONTROLS AND PROCEDURES.

         (a) The principal executive officer and principal financial officer of the registrant evaluated the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this report and based on this evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3.  EXHIBITS.

         Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MassMutual Participation Investors
             ----------------------------------


By (Signature and Title)* /s/ Roger W. Crandall
                          ---------------------------------------------
                          Roger W. Crandall, President


Date     November 24, 2004
     ------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Roger W. Crandall
                          ---------------------------------------------
                          Roger W. Crandall, President


Date     November 24, 2004
     ------------------------------------------------------------------



By (Signature and Title)* /s/ Charles C. McCobb, Jr.
                          ---------------------------------------------
                          Charles C. McCobb, Jr., Vice President and
                          Chief Financial Officer


Date     November 24, 2004
     ------------------------------------------------------------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.